Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Going Concern [Abstract]
Working capital deficit	$ (2,639)
Unearned revenue	6,615	$ 7,030
Net income	6,066	18,948	$ 8,616
Cash flow from operations	$ 28,933	$ 33,419	$ 16,061